MORGAN STANLEY DEAN WITTER JAPAN FUND                TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS MAY 31, 2000              NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

For most of the 12-month period ended May 31, 2000, Japanese equities rose on optimism about a long-awaited economic recovery. Then in April and May prices fell sharply. This steep decline stemmed from investor anxiety over increased volatility in global markets resulting from U.S. Federal Reserve Board interest-rate hikes and reemerging concern for the sustainability of Japan's economic recovery. The negative investor sentiment was further exacerbated by the heavy losses suffered by several high-profile new-economy stocks toward the end of the period.

In the first few months of the fiscal year, several large Japanese banks, including Industrial Bank of Japan, the Dai-Ichi Kangyo Bank and Fuji Bank, announced mergers. In addition, once-fierce competitors Hitachi and NEC announced a cooperative venture. Deregulation benefited key Japanese industries, including brokerage firms, airlines and insurance companies. However, mindful of the still-fragile economic environment, the Bank of Japan continued to maintain a zero-interest-rate policy. Last September's announcement of a second consecutive rise in Japan's gross domestic product prompted foreign investors to increase allocations to Japan significantly. However, because of Y2K concerns and limited domestic economic activity, the frantic pace of investment in Japanese equities subsided by year-end.

In early 2000, demand for Japanese stocks continued to wane as the Federal Reserve Board continued to raise interest rates and fears emerged of an economic slowdown in Japan. Investors began to favor value-oriented old-economy companies in the wake of a dramatic collapse of leading Japanese new-economy stocks.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended May 31, 2000, Morgan Stanley Dean Witter Japan Fund's Class B shares produced a total return of 32.28 percent, compared to
29.69 percent for the Morgan Stanley Capital International (MSCI) Japan Index. For the same period, the Fund's

MORGAN STANLEY DEAN WITTER JAPAN FUND
LETTER TO THE SHAREHOLDERS MAY 31, 2000, CONTINUED

Class A, C and D shares posted total returns of 33.25 percent, 32.10 percent and
33.25 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI Japan Index.

Given Japan's problems with banking, real estate and nonperforming loans in 1999, the Fund's sub-advisor, Morgan Stanley Dean Witter Investment Management Inc., believed that the yen was overvalued and thus employed a currency hedge. Because the huge flow of capital into Japan during the second half of 1999 resulted in a rapid appreciation of the yen, this hedge affected the Fund's performance negatively. At the end of the period, the Fund was no longer using a currency hedge.

Although the Fund's holdings include high-quality technology stocks such as Sony, NEC and Fujitsu, the sub-advisor has avoided taking positions in many of the new-economy Japanese companies because of valuations it believes excessively high. This strategy prevented losses during the tech-stock bloodbath in April and May. Beginning last December, the Fund took on new positions in food, warehousing, basic materials and other economically sensitive industries.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management believes that merger and acquisition activity will be an important catalyst for renewing investor interest in Japanese equities during the next few months. Leading economic indicators, including rising industrial production and a trend toward improving consumer confidence, suggest that a meaningful economic recovery may be in store for Japan during the second half of 2000.

We appreciate your ongoing support of Morgan Stanley Dean Witter Japan Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER JAPAN FUND
FUND PERFORMANCE MAY 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B SHARES
($ in Thousands)

             FUND    MSCI JAPAN
April 1996  $10,000     $10,000
May 1996     $9,610      $9,548
May 1997     $8,790      $8,140
May 1998     $6,670      $5,880
May 1999     $7,997      $7,092
May 2000    $10,378      $9,198

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 5/31/00                             PERIOD ENDED 5/31/00
   -------------------------                        -------------------------
   1 Year                     33.25%(1)  26.25%(2)  1 Year                     32.28%(1)   27.28%(2)
   From Inception (7/28/97)    5.97 (1)  3.97 (2)   From Inception (4/26/96)   1.38 (1)    0.91 (2)

                  CLASS C SHARES+                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 5/31/00                               PERIOD ENDED 5/31/00
   -------------------------                          -------------------------
   1 Year                     32.10%(1)   31.10%(2)   1 Year                     33.25%(1)
   From Inception (7/28/97)   5.19 (1)    5.19 (2)    From Inception (7/28/97)   6.32 (1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 2% CDSC, assuming a complete redemption on May 31, 2000.
(4) The Morgan Stanley Capital International Japan Index is a capitalization weighted index that measures performance, in U.S. dollars, of companies listed on the Tokyo Stock Exchange. The performance of the Index assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The index does not take into account the Fund's expenses, fees, or charges. The index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2000

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (96.3%)
           BUILDING PRODUCTS (0.6%)
 433,000   Sanwa Shutter Corp.....................................................................  $  1,365,677
                                                                                                    ------------
           CONSUMER ELECTRONICS/APPLIANCES (5.5%)
 120,300   Aiwa Co., Ltd..........................................................................     1,802,268
 107,200   Rinnai Corp............................................................................     2,317,032
 103,000   Sony Corp..............................................................................     9,315,863
                                                                                                    ------------
                                                                                                      13,435,163
                                                                                                    ------------
           CONSUMER SPECIALTIES (1.3%)
 345,000   Casio Computer Co., Ltd................................................................     3,296,382
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS (15.4%)
 554,000   Hitachi Ltd............................................................................     6,855,621
  43,800   Kyocera Corp...........................................................................     7,264,787
 289,000   Matsushita Electric Industrial Co., Ltd................................................     6,822,866
 352,000   NEC Corp...............................................................................     8,914,286
 775,000   Toshiba Corp...........................................................................     7,476,809
                                                                                                    ------------
                                                                                                      37,334,369
                                                                                                    ------------
           E.D.P. PERIPHERALS (2.2%)
 172,000   Mitsumi Electric Co., Ltd..............................................................     5,424,861
                                                                                                    ------------
           ELECTRICAL PRODUCTS (1.1%)
 180,000   Furukawa Electric Co., Ltd.............................................................     2,571,429
                                                                                                    ------------
           ELECTRONIC COMPONENTS (3.1%)
  61,000   TDK Corp...............................................................................     7,503,339
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (3.4%)
 292,000   Fujitsu Ltd............................................................................     8,261,596
                                                                                                    ------------
           ELECTRONIC DISTRIBUTORS (0.9%)
 102,000   Ryosan Co., Ltd........................................................................     2,114,749
                                                                                                    ------------
           FINANCE COMPANIES (2.3%)
 222,900   Hitachi Credit Corp....................................................................     5,479,453
                                                                                                    ------------
           FOOD CHAINS (1.4%)
  84,800   FamilyMart Co., Ltd....................................................................     3,374,694
                                                                                                    ------------
           HOME BUILDING (2.3%)
 563,000   Sekisui Chemical Co., Ltd..............................................................     1,932,375
 372,000   Sekisui House Ltd......................................................................     3,616,475
                                                                                                    ------------
                                                                                                       5,548,850
                                                                                                    ------------
           HOME FURNISHINGS (0.2%)
  34,000   Sangetsu Co., Ltd......................................................................       592,950
                                                                                                    ------------
           INDUSTRIAL MACHINERY/COMPONENTS (10.9%)
 400,000   Amada Co., Ltd.........................................................................     3,450,835
 381,000   Daifuku Co., Ltd.......................................................................     3,329,332
 255,000   Daikin Industries, Ltd.................................................................     5,073,980
 104,700   Fuji Machine Manufacturing Co., Ltd....................................................     5,050,464
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 334,000   Minebea Co., Ltd.......................................................................  $  3,944,174
 930,000   Mitsubishi Heavy Industries Ltd........................................................     3,226,531
 517,000   Tsubakimoto Chain Co...................................................................     2,412,347
                                                                                                    ------------
                                                                                                      26,487,663
                                                                                                    ------------
           INDUSTRIAL SPECIALTIES (1.8%)
 210,000   Fujitec Co., Ltd.......................................................................     1,838,961
 259,000   Lintec Corp............................................................................     2,553,961
                                                                                                    ------------
                                                                                                       4,392,922
                                                                                                    ------------
           INTERNATIONAL BANKS (0.3%)
  62,000   Bank of Tokyo-Mitsubishi, Ltd..........................................................       776,438
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (2.1%)
 218,000   Sankyo Co., Ltd........................................................................     5,025,325
                                                                                                    ------------
           MARINE TRANSPORTATION (0.6%)
 170,000   Mitsubishi Logistics Corp..............................................................     1,356,215
                                                                                                    ------------
           MEAT/POULTRY/FISH (0.9%)
 157,000   Nippon Meat Packers, Inc...............................................................     2,126,345
                                                                                                    ------------
           MOTOR VEHICLES (5.0%)
 682,000   Nissan Motor Co., Ltd.*................................................................     3,574,490
 263,000   Suzuki Motor Corp......................................................................     3,232,607
 118,000   Toyota Motor Corp......................................................................     5,352,690
                                                                                                    ------------
                                                                                                      12,159,787
                                                                                                    ------------
           OFFICE EQUIPMENT/SUPPLIES (6.3%)
 172,000   Canon, Inc.............................................................................     7,913,915
 359,000   Ricoh Co., Ltd.........................................................................     7,493,043
                                                                                                    ------------
                                                                                                      15,406,958
                                                                                                    ------------
           OTHER PHARMACEUTICALS (4.2%)
 131,000   Ono Pharmaceutical Co., Ltd............................................................     4,739,332
 119,000   Yamanouchi Pharmaceutical Co., Ltd.....................................................     5,420,130
                                                                                                    ------------
                                                                                                      10,159,462
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS (2.8%)
     576   Nippon Telegraph & Telephone Corp......................................................     6,839,332
                                                                                                    ------------
           PHOTOGRAPHIC PRODUCTS (2.5%)
 175,000   Fuji Photo Film Co., Ltd...............................................................     6,103,896
                                                                                                    ------------
           POLLUTION CONTROL EQUIPMENT (1.4%)
 163,000   Kurita Water Industries Ltd............................................................     3,417,254
                                                                                                    ------------
           PRINTING/FORMS (1.8%)
 232,000   Dai Nippon Printing Co., Ltd...........................................................     3,953,469
  80,000   Nissha Printing Co., Ltd...............................................................       471,243
                                                                                                    ------------
                                                                                                       4,424,712
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           REAL ESTATE (1.2%)
 256,000   Mitsubishi Estate Co., Ltd.............................................................  $  3,008,831
                                                                                                    ------------
           RECREATIONAL PRODUCTS/TOYS (4.3%)
  54,700   Nintendo Co., Ltd......................................................................     8,118,738
 262,000   Yamaha Corp............................................................................     2,381,818
                                                                                                    ------------
                                                                                                      10,500,556
                                                                                                    ------------
           SEMICONDUCTORS (2.2%)
  17,000   Rohm Co., Ltd..........................................................................     5,298,701
                                                                                                    ------------
           SPECIALTY CHEMICALS (6.0%)
 695,000   Daicel Chemical Industries, Ltd........................................................     2,050,185
 488,000   Kaneka Corp............................................................................     5,020,334
 566,000   Mitsubishi Chemical Corp...............................................................     2,210,445
 239,000   NIFCO Inc..............................................................................     2,656,048
 403,000   Shin-Etsu Polymer Co., Ltd.............................................................     2,635,575
                                                                                                    ------------
                                                                                                      14,572,587
                                                                                                    ------------
           SPECIALTY FOODS/CANDY (0.7%)
 108,000   House Foods Corp.......................................................................     1,601,967
                                                                                                    ------------
           UTILITIES (1.1%)
 102,800   Tokyo Electric Power Co................................................................     2,565,232
                                                                                                    ------------
           WHOLESALE DISTRIBUTORS (0.5%)
 105,000   Nissei Sangyo Co., Ltd.................................................................     1,344,156
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $172,829,034).........................................................   233,871,851
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (4.7%)
           U.S. GOVERNMENT AGENCY
$ 11,500   Federal Home Loan Banks 6.30% due 06/01/00 (AMORTIZED COST $11,500,000)................  $ 11,500,000
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $184,329,034) (b)........................................................  101.0%    245,371,851

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (1.0)     (2,372,747)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 242,999,104
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $67,428,034 and the aggregate gross unrealized depreciation is $6,385,217 resulting in net unrealized appreciation of $61,042,817.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2000:

     CONTRACTS        IN EXCHANGE   DELIVERY    UNREALIZED
    TO DELIVER            FOR         DATE     APPRECIATION
-----------------------------------------------------------
    JPY 287,945,436   $2,692,337    06/01/00     $21,229
    JPY 264,834,670   $2,483,446    06/02/00     $26,724
                                                 -------
      Total unrealized appreciation.........     $47,953
                                                 =======

CURRENCY ABBREVIATION:
------------------------

JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000

ASSETS:
Investments in securities, at value
  (identified cost $184,329,034)..............................................................  $245,371,851
Cash (including $53,014 in foreign currency)..................................................       369,399
Unrealized appreciation on open forward foreign currency contracts............................        47,953
Receivable for:
    Investments sold..........................................................................     5,127,830
    Dividends.................................................................................       741,490
    Shares of beneficial interest sold........................................................       564,346
    Interest..................................................................................        14,307
Deferred organizational expenses..............................................................        36,193
Prepaid expenses and other assets.............................................................        53,062
                                                                                                ------------
     TOTAL ASSETS.............................................................................   252,326,431
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................     8,820,754
    Investment management fee.................................................................       219,001
    Plan of distribution fee..................................................................       208,580
Accrued expenses and other payables...........................................................        78,992
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     9,327,327
                                                                                                ------------
     NET ASSETS...............................................................................  $242,999,104
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $235,383,485
Net unrealized appreciation...................................................................    61,060,724
Accumulated net investment loss...............................................................    (1,709,969)
Accumulated net realized loss.................................................................   (51,735,136)
                                                                                                ------------
     NET ASSETS...............................................................................  $242,999,104
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................  $  5,314,424
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       524,409
     NET ASSET VALUE PER SHARE................................................................        $10.13
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........................................        $10.69
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $210,006,301
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    20,842,200
     NET ASSET VALUE PER SHARE................................................................        $10.08
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................  $ 10,791,549
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,083,205
     NET ASSET VALUE PER SHARE................................................................         $9.96
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................  $ 16,886,830
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,651,922
     NET ASSET VALUE PER SHARE................................................................        $10.22
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2000

NET INVESTMENT LOSS:

INCOME
Dividends (net of $217,807 foreign withholding tax)............................................  $ 1,289,859
Interest.......................................................................................      502,726
                                                                                                 -----------

     TOTAL INCOME..............................................................................    1,792,585
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    2,273,030
Plan of distribution fee (Class A shares)......................................................       12,397
Plan of distribution fee (Class B shares)......................................................    2,169,661
Plan of distribution fee (Class C shares)......................................................      115,628
Transfer agent fees and expenses...............................................................      391,726
Registration fees..............................................................................      162,112
Custodian fees.................................................................................      104,213
Shareholder reports and notices................................................................       95,370
Professional fees..............................................................................       89,325
Organizational expenses........................................................................       40,143
Trustees' fees and expenses....................................................................       12,469
Other..........................................................................................       10,962
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    5,477,036
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................   (3,684,451)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments................................................................................   34,563,484
    Foreign exchange transactions..............................................................   (7,597,330)
                                                                                                 -----------

     NET GAIN..................................................................................   26,966,154
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................   39,299,684
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................       51,606
                                                                                                 -----------

     NET APPRECIATION..........................................................................   39,351,290
                                                                                                 -----------

     NET GAIN..................................................................................   66,317,444
                                                                                                 -----------

NET INCREASE...................................................................................  $62,632,993
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR  FOR THE YEAR
                                                                                     ENDED         ENDED
                                                                                  MAY 31, 2000  MAY 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.............................................................  $ (3,684,451) $ (2,370,409)
Net realized gain (loss)........................................................    26,966,154   (30,073,309)
Net change in unrealized appreciation...........................................    39,351,290    58,177,914
                                                                                  ------------  ------------

     NET INCREASE...............................................................    62,632,993    25,734,196
                                                                                  ------------  ------------

DIVIDENDS TO SHAREHOLDERS:
From net investment income
    Class A shares..............................................................       --            (36,929)
    Class B shares..............................................................       --         (4,101,636)
    Class C shares..............................................................       --           (151,368)
    Class D shares..............................................................       --             (1,483)
In excess of net investment income
    Class A shares..............................................................       --            (13,129)
    Class B shares..............................................................       --         (1,912,867)
    Class C shares..............................................................       --            (57,074)
    Class D shares..............................................................       --               (511)
                                                                                  ------------  ------------

     TOTAL DIVIDENDS............................................................       --         (6,274,997)
                                                                                  ------------  ------------
Net increase from transactions in shares of beneficial interest.................    24,256,884     9,150,518
                                                                                  ------------  ------------

     NET INCREASE...............................................................    86,889,877    28,609,717

NET ASSETS:
Beginning of period.............................................................   156,109,227   127,499,510
                                                                                  ------------  ------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $1,709,969 AND DIVIDENDS IN EXCESS OF
    NET INVESTMENT INCOME OF $326,899, RESPECTIVELY)............................  $242,999,104  $156,109,227
                                                                                  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to meet its investment objective by investing primarily in securities of issuers located in Japan. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $200,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,515,315 at May 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $40,094, $537,584 and $14,899, respectively and received $41,899 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2000 aggregated $90,014,395 and $80,277,886, respectively.

For the year ended May 31, 2000, the Fund incurred $51,925 in brokerage commissions with Morgan Stanley & Co., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At May 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,200.

5. FEDERAL INCOME TAX STATUS

During the year ended May 31, 2000, the Fund utilized approximately $29,330,000 of its net capital loss carryover.

At May 31, 2000, the Fund had a net capital loss carryover of approximately $51,604,000 of which $35,000 will be available through May 31, 2006 and $51,569,000 will be available through May 31, 2007 to offset future capital gains to the extent provided by regulations.

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net currency losses of approximately $554,000 during fiscal 2000.

As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency losses, tax

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

adjustments on PFICs sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in capital was charged $9,577,228, accumulated net realized loss was credited $7,275,847 and net investment loss was credited $2,301,381.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                          MAY 31, 2000                 MAY 31, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................   13,917,511  $ 135,091,200     5,370,586  $  36,662,209
Reinvestment of dividends........................................      --             --              7,798         52,327
Redeemed.........................................................  (13,633,991)  (134,816,631)   (5,156,270)   (35,993,342)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class A...........................................      283,520        274,569       222,114        721,194
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   37,542,765    362,544,969    28,669,856    203,289,556
Reinvestment of dividends........................................      --             --            820,552      5,522,307
Redeemed.........................................................  (36,204,878)  (356,713,208)  (28,729,509)  (203,190,103)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class B...........................................    1,337,887      5,831,761       760,899      5,621,760
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................    3,078,547     29,056,324       846,527      5,960,654
Reinvestment of dividends........................................      --             --             26,857        178,602
Redeemed.........................................................   (2,718,993)   (26,466,420)     (410,037)    (2,908,273)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class C...........................................      359,554      2,589,904       463,347      3,230,983
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................    8,368,176     82,657,894     5,043,403     35,816,884
Reinvestment of dividends........................................      --             --                322          2,168
Redeemed.........................................................   (6,854,177)   (67,097,244)   (4,999,222)   (36,242,471)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class D................................    1,513,999     15,560,650        44,503       (423,419)
                                                                   -----------  -------------   -----------  -------------
Net increase in Fund.............................................    3,494,960  $  24,256,884     1,490,863  $   9,150,518
                                                                   ===========  =============   ===========  =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2000, there were outstanding forward contracts.

At May 31, 2000, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                           FOR THE PERIOD
                                                    FOR THE YEAR       FOR THE YEAR        JULY 28, 1997*
                                                       ENDED               ENDED              THROUGH
                                                    MAY 31, 2000       MAY 31, 1999         MAY 31, 1998
---------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............    $  7.57             $  6.72              $  9.16
                                                      -------             -------              -------

Income (loss) from investment operations:
   Net investment income (loss)...................      (0.10)              (0.02)                0.05
   Net realized and unrealized gain (loss)........       2.66                1.31                (2.49)
                                                      -------             -------              -------

Total income (loss) from investment operations....       2.56                1.29                (2.44)
                                                      -------             -------              -------

Less dividends:
   From net investment income.....................     --                   (0.33)             --
   In excess of net investment income.............     --                   (0.11)             --
                                                      -------             -------              -------

Total dividends...................................     --                   (0.44)             --
                                                      -------             -------              -------

Net asset value, end of period....................    $ 10.13             $  7.57              $  6.72
                                                      =======             =======              =======

TOTAL RETURN+.....................................      33.25 %             20.61 %             (26.64)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................       1.54 %(3)           1.72 %(3)            1.83 %(2)

Net investment income (loss)......................      (0.79)%(3)          (0.94)%(3)            0.75 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........    $ 5,314             $ 1,823              $   126

Portfolio turnover rate...........................         35 %                78 %                  7 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR ENDED MAY 31,                        APRIL 26, 1996*
                                            ------------------------------------------------------------------        THROUGH
                                               2000++             1999++            1998**++          1997         MAY 31, 1996
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......    $  7.58            $  6.67            $  8.79         $  9.61            $ 10.00
                                              -------            -------            -------         -------            -------

Income (loss) from investment operations:
   Net investment loss....................      (0.17)             (0.13)             (0.13)          (0.16)           --
   Net realized and unrealized gain
   (loss).................................       2.67               1.37              (1.99)          (0.66)             (0.39)
                                              -------            -------            -------         -------            -------

Total income (loss) from investment
 operations...............................       2.50               1.24              (2.12)          (0.82)             (0.39)
                                              -------            -------            -------         -------            -------

Less dividends:
   From net investment income.............     --                  (0.22)            --              --                --
   In excess of net investment income.....     --                  (0.11)            --              --                --
                                              -------            -------            -------         -------            -------

Total dividends...........................     --                  (0.33)            --              --                --
                                              -------            -------            -------         -------            -------

Net asset value, end of period............    $ 10.08            $  7.58            $  6.67         $  8.79            $  9.61
                                              =======            =======            =======         =======            =======

TOTAL RETURN+.............................      32.28 %            19.89 %           (24.12)%         (8.53)%            (3.90)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................       2.33 %(3)          2.59 %(3)          2.48 %          2.43 %             2.84 %(2)

Net investment loss.......................      (1.58)%(3)         (1.81)%(3)         (1.62)%         (1.77)%            (0.52)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...   $210,006           $147,812           $125,008        $239,719           $273,544

Portfolio turnover rate...................         35 %               78 %                7 %            25 %          --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                    FOR THE PERIOD
                                                              FOR THE YEAR       FOR THE YEAR       JULY 28, 1997*
                                                                 ENDED              ENDED              THROUGH
                                                              MAY 31, 2000       MAY 31, 1999        MAY 31, 1998
------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................    $  7.49            $  6.68              $  9.16
                                                                -------            -------              -------

Income (loss) from investment operations:
   Net investment loss......................................      (0.17)             (0.12)               (0.07)
   Net realized and unrealized gain (loss)..................       2.64               1.34                (2.41)
                                                                -------            -------              -------

Total income (loss) from investment operations..............       2.47               1.22                (2.48)
                                                                -------            -------              -------

Less dividends:
   From net investment income...............................     --                  (0.30)             --
   In excess of net investment income.......................     --                  (0.11)             --
                                                                -------            -------              -------

Total dividends.............................................     --                  (0.41)             --
                                                                -------            -------              -------

Net asset value, end of period..............................    $  9.96            $  7.49              $  6.68
                                                                =======            =======              =======

TOTAL RETURN+...............................................      32.10 %            19.86 %             (27.07)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................       2.33 %(3)          2.58 %(3)            2.52 %(2)

Net investment loss.........................................      (1.58)%(3)         (1.80)%(3)           (1.21)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $10,792             $5,423               $1,738
Portfolio turnover rate.....................................         35 %               78 %                  7 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                       FOR THE YEAR
                                                              FOR THE YEAR        FOR THE YEAR        JULY 28, 1997*
                                                                  ENDED               ENDED               THROUGH
                                                              MAY 31, 2000        MAY 31, 1999         MAY 31, 1998
---------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $  7.62             $  6.72              $  9.16
                                                                 -------             -------              -------

Income (loss) from investment operations:
   Net investment loss......................................       (0.08)              (0.02)               (0.01)
   Net realized and unrealized gain (loss)..................        2.68                1.37                (2.43)
                                                                 -------             -------              -------

Total income (loss) from investment operations..............        2.60                1.35                (2.44)
                                                                 -------             -------              -------

Less dividends:
   From net investment income...............................      --                   (0.34)             --
   In excess of net investment income.......................      --                   (0.11)             --
                                                                 -------             -------              -------
Total dividends.............................................      --                   (0.45)             --
                                                                 -------             -------              -------
Net asset value, end of period..............................     $ 10.22             $  7.62              $  6.72
                                                                 =======             =======              =======

TOTAL RETURN+...............................................       33.25 %             21.76 %             (26.64)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.33 %(3)           1.59 %(3)            1.60 %(2)
Net investment loss.........................................       (0.58)%(3)          (0.81)%(3)           (0.23)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $16,887              $1,051                 $628
Portfolio turnover rate.....................................          35 %                78 %                  7 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER JAPAN FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Japan Fund (the "Fund") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JUNE 30, 2000

MORGAN STANLEY DEAN WITTER JAPAN FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
JAPAN FUND

[PHOTO]

ANNUAL REPORT
MAY 31, 2000